Inventories - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories recognized as an expense and recognized in cost of sales	€ 2,182	€ 1,789